Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net Income	$ 1,328		$ 637		$ 516
Less: Net income attributable to noncontrolling interests	33		31		31
Net Income Attributable to Xerox	1,295		606		485
Translation adjustments	(105)	[1]	(35)	[1]	596	[1]
Unrealized gains (losses), net	12	[1]	12	[1]	2	[1]
Changes in benefit plans net actuarial losses and prior service credits	(636)	[1]	23	[1]	(169)	[1]
Other Comprehensive Income, net, including portion attributable to noncontrolling interests	(729)	[1]	0	[1]	429	[1]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(1)	[1]	0	[1]	1	[1]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(728)	[1]	0	[1]	428	[1]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	599		637		945
Less: Comprehensive income attributable to noncontrolling interests	32		31		32
Comprehensive Income - Xerox	$ 567		$ 606		$ 913

[1]	(1) Refer to Note 19 - Comprehensive Income for gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and related tax effects.